Compensation of Corporate Officers - Schedule of Director's Fees and Other Compensation Due and Paid to Non Executive Directors (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Of Corporate Officers [Abstract]
Directors remuneration withholding percentage	21.00%	21.00%	21.00%